Financial Liabilities - 3 (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Nov. 30, 2025 shares	Oct. 31, 2025 USD ($) shares	Sep. 04, 2025 shares	Aug. 31, 2025 shares	Aug. 06, 2025 USD ($)	Jun. 10, 2025 USD ($) shares	Mar. 27, 2025 USD ($)	Dec. 31, 2024 shares	May 09, 2024 USD ($)	Apr. 03, 2024 ILS (₪)	Feb. 28, 2023 USD ($)	Jan. 16, 2023 shares
Financial Liabilities [Line Items]
Service fee	$ 550,000
Cash			$ 100,000							$ 1,150,800,000	₪ 25,000
Issued ordinary shares (in Shares) | shares	2,000	66	16	34,000	154		16		230				27
Aggregate purchase price						$ 750,000	$ 750,000	$ 1,300,000
Consideration per share						$ 45,000	$ 45,000
Reverse share split	the right to receive 0.0899 (pre-reverse split of 1:15, 1;50, 1:20) ordinary shares, and each RNER Warrant issued and outstanding immediately prior to the Effective Time converted into the right to receive 0.0899 (pre-reverse split of 1:15, 1;50, 1:20) warrants of the Company (a “New Warrant”) subject to downward adjustment to the next whole number in case of fractions of warrants.A total of 10 New Warrants to purchase 160,438 (pre-reverse split of 1:15, 1;50, 1:20) ordinary shares of the Company were issued to holders of the RNER warrants, of which 5,359 (pre-reverse split of 1:15, 1;50, 1:20) warrants are private warrants and the remaining 155,078 warrants are public warrants. As a result of the conversion into the New Warrants, as well as the reverse share splits at a ratio of 1:10 that were effected in each of December 2023 and in March 2025, the exercise price increased to $1,280 per each share (pre-reverse split of 1:15, 1;50, 1:20).
Warrants [Member]
Financial Liabilities [Line Items]
Cash	$ 300,000
Warrant liabilities price												$ 1,725,000
Reverse share split	reverse share splits at a ratio of 1:10